Loans and borrowings - Narrative (Details) $ in Millions							12 Months Ended
	Dec. 05, 2023 EUR (€)	Nov. 24, 2023 EUR (€)	Apr. 19, 2022 EUR (€)	Apr. 19, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Apr. 01, 2022 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 588,867,000	€ 788,836,000
Current portion							889,000	61,945,000
New borrowings							610,000,000	0	€ 0
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 99,000,000
Undrawn borrowing facilities							97,500,000
Revolving Credit Facility (RCF) | Nominal value of outstanding trade receivables
Disclosure of detailed information about borrowings [line items]
Borrowings							0	99,000,000
SSRF
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 97,500,000
New Senior Facilities Agreement (SFA)
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred							24,900,000
Borrowings, covenant, maximum net leverage ratio		8
Borrowings, covenant, outstanding facility minus cash balance, maximum percentage of threshold (in percentage)		4000.00%
Borrowings, covenant, threshold amount		€ 97,500,000
Supplemental Liquidity Facility (SLF)
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 70,100,000	$ 75.0
Borrowings, interest rate										2.75%	2.75%
New borrowings			€ 41,400,000	$ 45.0	€ 18,000,000	$ 20.0
Supplemental Liquidity Facility (SLF) | Nominal value of outstanding trade receivables
Disclosure of detailed information about borrowings [line items]
Borrowings							0	61,324,000
Other bank loans
Disclosure of detailed information about borrowings [line items]
Borrowings							2,716,000	3,200,000
Current portion							900,000	600,000
Other bank loans | Nominal value of outstanding trade receivables
Disclosure of detailed information about borrowings [line items]
Borrowings								3,216,000
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Borrowings							0	0
Undrawn borrowing facilities							3,500,000	11,600,000
Senior Security Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 610,000,000
Borrowings, interest rate	5.00%
Senior Security Term Loan | At fair value
Disclosure of detailed information about borrowings [line items]
Borrowings							601,400,000
Senior Security Term Loan | Nominal value of outstanding trade receivables
Disclosure of detailed information about borrowings [line items]
Borrowings							610,000,000	0
Senior Debt Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 630,000,000
Borrowings							588,000,000	788,800,000
Borrowing costs incurred, unamortized	€ 3,400,000
Senior Debt Facility | Nominal value of outstanding trade receivables
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 0	€ 630,000,000